8. INVESTMENTS (Details 6) - CBSI - Companhia Brasileira De Servicos De Infraestrutura [Member] R$ in Thousands	Nov. 29, 2019 BRL (R$)
InvestmentsLineItems [Line Items]
Consideration paid for the acquisition of the remaining 50% interest in CBSI	R$ 24,000	[1]
Fair value of the stake previously held by CSN	8,775	[2]
Total consideration paid for the acquisition of CBSI	32,775
Fair value of CBSI's shareholders' equity on the acquisition date	(17,550)
Goodwill	R$ 15,225

[1]	Total amount paid for another 50% of the CBSI company.
[2]	50% of the stake held prior to the acquisition;